Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of Assumption Model	The fair values of derivative liabilities were estimated using the Black-Scholes pricing model with weighted average assumptions as follows:

	As at December 31,
	2024	2023
Risk free interest rate (%)	2.92	3.67
Expected life (years)	2.28	3.29
Expected volatility (%)	35.97	42.80
Dividend yield (%)	-	-

Disclosure of detailed information about warrants activity
During the years ended December 31, 2024 and 2023, the change in warrants outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2022	7,062,119	$4.47
Expired	(3,249,998)	4.50
Balance as at December 31, 2023 and 2024	3,812,121	$4.45

Disclosure of detailed information about warrants outstanding
The following table summarizes information about the warrants which were outstanding as at December 31, 2024:

Date Issued	Number of Warrants	Exercisable	Exercise Price (C$)	Expiry Date
April 14, 2022	3,812,121	3,812,121	$4.45	April 14, 2027
Total	3,812,121	3,812,121